Shareholder Report, Line Graph (Details) 1014015_Franklin Investment Grade Corporate ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Oct. 03, 2016	Mar. 31, 2026
Franklin Investment Grade Corporate ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Investment Grade Corporate ETF (NAV)
Accumulated Value	$ 11,681	$ 11,140	$ 10,698	$ 11,437	$ 11,951	$ 10,921	$ 10,498	$ 10,051	$ 9,817	$ 10,000	$ 12,210
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,130	10,613	10,435	10,960	11,434	11,354	10,423	9,976	9,857	10,000	$ 11,614
Bloomberg U.S. Corporate - Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate - Investment Grade Index
Accumulated Value	$ 12,091	$ 11,526	$ 11,038	$ 11,686	$ 12,198	$ 11,219	$ 10,687	$ 10,184	$ 9,917	$ 10,000	$ 12,669